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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         CornerCap Investment Counsel, Inc.
                 ----------------------------------
   Address:      The Peachtree, Suite 1700
                 ----------------------------------
                 1355 Peachtree Street, N.E.
                 ----------------------------------
                 Atlanta, Georgia  30309
                 ----------------------------------

Form 13F File Number: 28-7208
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas E. Quinn
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   (404) 870-0700
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia     11/30/2009
   -----------------------------      ----------------   --------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 122
                                        --------------------

Form 13F Information Table Value Total: $  346,031
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW COM              COM              00817Y108     2098    75380 SH       Sole                    75380
ALMOST FAMILY INC COM          COM              020409108     3406   114495 SH       Sole                   114495
ALPHA NATURAL RESOURCES INC CO COM              02076X102     5241   149328 SH       Sole                   149328
AMGEN INC COM                  COM              031162100     5601    92995 SH       Sole                    92995
APOGEE ENTERPRISES INC COM     COM              037598109     2467   164264 SH       Sole                   164264
APOLLO GROUP INC CL A          COM              037604105     3683    49990 SH       Sole                    49990
ARCHER DANIELS MIDLAND CO COM  COM              039483102     3578   122462 SH       Sole                   122462
ARROW ELECTRS INC COM          COM              042735100     3402   120855 SH       Sole                   120855
ASTORIA FINL CORP COM          COM              046265104     1538   139350 SH       Sole                   139350
AT&T INC COM                   COM              00206R102     5514   204152 SH       Sole                   204152
ATLAS ENERGY INC COM           COM              049298102      314    11600 SH       Sole                    11600
AVNET INC COM                  COM              053807103     3414   131460 SH       Sole                   131460
BANK OF AMERICA CORPORATION CO COM              060505104      248    14638 SH       Sole                    14638
BANK OF NEW YORK MELLON CORP C COM              064058100      595    20533 SH       Sole                    20533
BB&T CORP COM                  COM              054937107      599    21977 SH       Sole                    21977
BUCKEYE TECHNOLOGIES INC COM   COM              118255108     1760   164045 SH       Sole                   164045
CARDINAL HEALTH INC COM        COM              14149Y108     1638    61120 SH       Sole                    61120
CAREFUSION CORP COM            COM              14170T101      646    29625 SH       Sole                    29625
CASCADE CORP COM               COM              147195101     1119    41835 SH       Sole                    41835
CASEYS GEN STORES INC COM      COM              147528103     2484    79170 SH       Sole                    79170
CENTURYTEL INC COM             COM              156700106     3381   100624 SH       Sole                   100624
CF INDS HLDGS INC COM          COM              125269100     2226    25812 SH       Sole                    25812
CHART INDS INC COM PAR $0.01   COM              16115Q308     3690   170916 SH       Sole                   170916
CIGNA CORP COM                 COM              125509109     7600   270575 SH       Sole                   270575
CISCO SYS INC COM              COM              17275R102      225     9558 SH       Sole                     9558
CLIFFS NATURAL RESOURCES INC C COM              18683K101     4970   153600 SH       Sole                   153600

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
COACH INC COM                  COM              189754104     2700    82013 SH       Sole                    82013
COCA COLA CO COM               COM              191216100      235     4378 SH       Sole                     4378
COMMSCOPE INC COM              COM              203372107     3728   124565 SH       Sole                   124565
COMPUTER SCIENCES CORP COM     COM              205363104     5971   113279 SH       Sole                   113279
CONOCOPHILLIPS COM             COM              20825C104     4425    97995 SH       Sole                    97995
CONVERGYS CORP COM             COM              212485106     3388   340802 SH       Sole                   340802
COVENTRY HEALTH CARE INC COM   COM              222862104     1369    68600 SH       Sole                    68600
CRANE CO COM                   COM              224399105     2167    83947 SH       Sole                    83947
DARDEN RESTAURANTS INC COM     COM              237194105     6269   183683 SH       Sole                   183683
DECKERS OUTDOOR CORP COM       COM              243537107     2182    25715 SH       Sole                    25715
DIAMOND OFFSHORE DRILLING INC  COM              25271C102     4582    47970 SH       Sole                    47970
DONNELLEY R R & SONS CO COM    COM              257867101     7529   354140 SH       Sole                   354140
EMCOR GROUP INC COM            COM              29084Q100     1701    67195 SH       Sole                    67195
ENDEAVOUR INTL CORP COM        COM              212066104       45    37500 SH       Sole                    37500
ENPRO INDS INC COM             COM              29355X107     2461   107670 SH       Sole                   107670
ENSCO INTL INC COM             COM              26874Q100     6430   151163 SH       Sole                   151163
ESTERLINE TECHNOLOGIES CORP CO COM              297425100     2944    75075 SH       Sole                    75075
EVEREST RE GROUP LTD COM       COM              G3223R108     6365    72577 SH       Sole                    72577
EXXON MOBIL CORP COM           COM              30231G102     1273    18551 SH       Sole                    18551
F M C CORP COM NEW             COM              302491303     6936   123300 SH       Sole                   123300
FLEXTRONICS INTL LTD ORD       COM              Y2573F102     4165   557544 SH       Sole                   557544
FREDS INC CL A                 COM              356108100     1197    94053 SH       Sole                    94053
FUSHI COPPERWELD INC COM       COM              36113E107     2254   266475 SH       Sole                   266475
GOODRICH CORP COM              COM              382388106     7327   134841 SH       Sole                   134841
HALLMARK FINL SVCS INC    EC C COM              40624Q203     2137   265525 SH       Sole                   265525
HARMONIC INC COM               COM              413160102      597    89355 SH       Sole                    89355
HCC INS HLDGS INC COM          COM              404132102     4025   147171 SH       Sole                   147171
HELEN OF TROY CORP LTD COM     COM              G4388N106     2588   133185 SH       Sole                   133185
HELMERICH & PAYNE INC COM      COM              423452101     4756   120317 SH       Sole                   120317
HILL ROM HLDGS INC COM         COM              431475102     1294    59425 SH       Sole                    59425
HOME DEPOT INC COM             COM              437076102      323    12115 SH       Sole                    12115
INTERNATIONAL BUSINESS MACHS C COM              459200101      417     3486 SH       Sole                     3486

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
JOHNSON & JOHNSON COM          COM              478160104      477     7842 SH       Sole                     7842
JOY GLOBAL INC COM             COM              481165108     7983   163110 SH       Sole                   163110
JPMORGAN CHASE & CO COM        COM              46625H100     1623    37035 SH       Sole                    37035
KHD HUMBOLDT WEDAG INTL LTD CO COM              482462108     1049   101070 SH       Sole                   101070
KIMBERLY CLARK CORP COM        COM              494368103     4530    76808 SH       Sole                    76808
KINETIC CONCEPTS INC COM NEW   COM              49460W208     3301    89266 SH       Sole                    89266
KROGER CO COM                  COM              501044101     5032   243820 SH       Sole                   243820
LINCARE HLDGS INC COM          COM              532791100     5892   188551 SH       Sole                   188551
LINCOLN NATL CORP IND COM      COM              534187109     4586   177015 SH       Sole                   177015
MARATHON OIL CORP COM          COM              565849106     5572   174685 SH       Sole                   174685
MATTEL INC COM                 COM              577081102     2705   146544 SH       Sole                   146544
MEDTRONIC INC COM              COM              585055106     4185   113716 SH       Sole                   113716
MERCK & CO INC COM             COM              589331107      366    11569 SH       Sole                    11569
METTLER TOLEDO INTERNATIONAL C COM              592688105     1178    13000 SH       Sole                    13000
MICROSOFT CORP COM             COM              594918104      320    12460 SH       Sole                    12460
NATIONAL OILWELL VARCO INC COM COM              637071101     7254   168200 SH       Sole                   168200
NAVIGATORS GROUP INC COM       COM              638904102     2015    36630 SH       Sole                    36630
NORFOLK SOUTHERN CORP COM      COM              655844108     3919    90911 SH       Sole                    90911
NRG ENERGY INC COM NEW         COM              629377508     7200   255409 SH       Sole                   255409
NUTRI SYS INC NEW COM          COM              67069D108     1120    73375 SH       Sole                    73375
NYSE EURONEXT COM              COM              629491101      289    10000 SH       Sole                    10000
OCCIDENTAL PETE CORP DEL COM   COM              674599105      205     2615 SH       Sole                     2615
OCEANEERING INTL INC COM       COM              675232102     1854    32665 SH       Sole                    32665
OLIN CORP COM PAR $1           COM              680665205     4145   237675 SH       Sole                   237675
PARTNERRE LTD COM              COM              G6852T105     4905    63748 SH       Sole                    63748
PEPSICO INC COM                COM              713448108      369     6290 SH       Sole                     6290
PFIZER INC COM                 COM              717081103     5588   337665 SH       Sole                   337665
PROCTER & GAMBLE CO COM        COM              742718109      249     4300 SH       Sole                     4300
PUBLIC SVC ENTERPRISE GROUP CO COM              744573106     2892    91975 SH       Sole                    91975
RAYTHEON CO COM NEW            COM              755111507     3135    65355 SH       Sole                    65355
REGIONS FINANCIAL CORP NEW COM COM              7591EP100       63    10093 SH       Sole                    10093

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
REGIS CORP MINN COM            COM              758932107     2864   184773 SH       Sole                   184773
REYNOLDS AMERICAN INC COM      COM              761713106     3904    87680 SH       Sole                    87680
RUBY TUESDAY INC COM           COM              781182100     1365   162130 SH       Sole                   162130
SEABRIGHT INSURANCE HLDGS INC  COM              811656107     2301   201465 SH       Sole                   201465
SIERRA WIRELESS INC COM        COM              826516106     1860   186335 SH       Sole                   186335
SUNTRUST BKS INC COM           COM              867914103      300    13304 SH       Sole                    13304
SYNIVERSE HLDGS INC COM        COM              87163F106     2497   142700 SH       Sole                   142700
TESORO CORP COM                COM              881609101     1676   111855 SH       Sole                   111855
TRANSOCEAN LTD REG SHS         COM              H8817H100     4392    51353 SH       Sole                    51353
TRAVELERS COMPANIES INC COM    COM              89417E109     7567   153711 SH       Sole                   153711
TTM TECHNOLOGIES  INC COM      COM              87305R109     2886   251650 SH       Sole                   251650
UNIT CORP COM                  COM              909218109     2339    56695 SH       Sole                    56695
UNITEDHEALTH GROUP INC COM     COM              91324P102     5294   211417 SH       Sole                   211417
V F CORP COM                   COM              918204108     6724    92840 SH       Sole                    92840
VALERO ENERGY CORP NEW COM     COM              91913Y100     2687   138596 SH       Sole                   138596
VERSO TECHNOLOGIES INC COM NEW COM              925317208        0    28000 SH       Sole                    28000
WABTEC CORP COM                COM              929740108     2140    57010 SH       Sole                    57010
WELLS FARGO & CO NEW COM       COM              949746101      519    18410 SH       Sole                    18410
WESTERN DIGITAL CORP COM       COM              958102105     9607   262980 SH       Sole                   262980
WHIRLPOOL CORP COM             COM              963320106     4110    58745 SH       Sole                    58745
Wilmington Trust Corp          COM              971807102     1083    76300 SH       Sole                    76300
WINDSTREAM CORP COM            COM              97381W104     3440   339558 SH       Sole                   339558
ISHARES TR RSSL MCRCP IDX      ETF              464288869      335     8492 SH       Sole                     8492
ISHARES TR RUSL 2000 VALU      ETF              464287630      611    10830 SH       Sole                    10830
ISHARES TR RUSSELL 1000        ETF              464287622      241     4150 SH       Sole                     4150
ISHARES TR S&P 500 INDEX       ETF              464287200      419     3955 SH       Sole                     3955
ISHARES TR S&P 500 VALUE       ETF              464287408     1545    30184 SH       Sole                    30184
ISHARES TR S&P MIDCP VALU      ETF              464287705     1083    17198 SH       Sole                    17198
ISHARES TR S&P SMLCP VALU      ETF              464287879      643    11458 SH       Sole                    11458
RYDEX ETF TRUST S&P 500 EQ TRD ETF              78355W106      857    22978 SH       Sole                    22978
VANGUARD INDEX FDS MID CAP ETF ETF              922908629      763    13404 SH       Sole                    13404
VANGUARD INDEX FDS SM CP VAL E ETF              922908611      347     6508 SH       Sole                     6508
VANGUARD INDEX FDS VALUE ETF   ETF              922908744      408     8860 SH       Sole                     8860